SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.5%			Commercial Banks—5.6%
Consumer Discretionary—12.1%			East West Bancorp,
Auto Components—0.9%			Inc.	412,970	$ 19,826,690
Lear Corp.	202,080	$ 25,619,702	Huntington
Hotels, Restaurants & Leisure—4.2%			Bancshares, Inc.	2,745,180	39,118,815
			JPMorgan Chase
Domino's Pizza, Inc.	149,760	36,620,813	& Co.	874,920	101,490,720
McDonald's Corp.	248,420	52,347,062			160,436,225
Royal Caribbean
Cruises Ltd.	261,440	30,415,930	Insurance—4.5%
		119,383,805	Fidelity National
			Financial, Inc.	642,120	27,534,105
Media—1.7%			Marsh & McLennan
Fox Corp. , Cl. B	823,756	30,643,723	Cos. , Inc.	566,280	55,948,464
Sirius XM Holdings,			Prudential Financial,
Inc.	2,886,520	18,069,615	Inc.	437,170	44,289,693
		48,713,338			127,772,262
Specialty Retail—4.3%			Real Estate Investment Trusts (REITs)—7.2%
Home Depot, Inc.			American Tower
(The)	292,800	62,568,432	Corp.	266,550	56,407,311
Ross Stores, Inc.	280,430	29,733,993	EPR Properties	467,390	34,787,838
TJX Cos. , Inc. (The)	548,280	29,914,157	Lamar Advertising
		122,216,582	Co. , Cl. A	522,911	42,313,958
Textiles, Apparel & Luxury Goods—1.0%			Prologis, Inc.	607,898	49,002,658
Kering SA	57,880	29,898,485	SL Green Realty
Consumer Staples—2.9%			Corp.	280,910	22,776,183
Beverages—0.9%					205,287,948
Pernod Ricard SA	159,600	27,944,551	Health Care—12.4%
Household Products—2.0%			Health Care Equipment & Supplies—2.0%
Procter & Gamble			STERIS plc	100,530	14,964,896
Co. (The)	481,030	56,780,781	Stryker Corp.	206,620	43,344,743
					58,309,639
Energy—6.1%
Oil, Gas & Consumable Fuels—6.1%			Health Care Providers & Services—4.4%
Chevron Corp.	541,092	66,613,836	HCA Healthcare,
ConocoPhillips	456,320	26,959,386	Inc.	209,660	27,991,707
Marathon			Humana, Inc.	108,370	32,158,797
Petroleum Corp.	466,820	26,323,980	UnitedHealth
Suncor Energy, Inc.	905,830	25,997,321	Group, Inc.	267,460	66,600,215
Valero Energy Corp.	325,950	27,787,237			126,750,719
		173,681,760	Life Sciences Tools & Services—2.4%
Financials—22.5%			Lonza Group AG1	80,204	27,437,067
Capital Markets—5.2%			Thermo Fisher
			Scientific, Inc.	143,350	39,805,428
CME Group, Inc. ,					67,242,495
Cl. A	189,240	36,792,041
Intercontinental			Pharmaceuticals—3.6%
Exchange, Inc.	404,410	35,531,462	Merck & Co. , Inc.	176,300	14,631,137
Northern Trust Corp.	316,430	31,010,140	Pfizer, Inc.	1,196,470	46,470,895
S&P Global, Inc.	188,200	46,099,590	Zoetis, Inc. , Cl. A	370,640	42,582,830
		149,433,233			103,684,862

1 INVESCO OPPENHEIMER RISING DIVIDENDS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Industrials—9.2%			Technology Hardware, Storage & Peripherals
Aerospace & Defense—4.6%			(Continued)
Airbus SE	197,190	$ 27,877,789	HP, Inc.	789,470	$ 16,610,449
Boeing Co. (The)	154,250	52,627,015			150,278,136
Lockheed Martin			Materials—2.0%
Corp.	144,850	52,460,324	Chemicals—2.0%
		132,965,128	Air Products &
Commercial Services & Supplies—1.6%			Chemicals, Inc.	172,260	39,321,790
Cintas Corp.	87,060	22,673,907	Eastman Chemical
Republic Services,			Co.	248,798	18,746,929
Inc. , Cl. A	259,600	23,013,540			58,068,719
		45,687,447	Utilities—4.2%
Machinery—1.4%			Electric Utilities—2.8%
Illinois Tool Works,			Duke Energy Corp.	516,030	44,750,122
Inc.	256,100	39,498,303	Evergy, Inc.	585,620	35,424,154
Road & Rail—1.6%					80,174,276
Union Pacific Corp.	247,920	44,613,204	Gas Utilities—0.5%
Information Technology—28.1%			Atmos Energy Corp.	127,450	13,897,148
Communications Equipment—3.8%			Independent Power and Renewable Electricity
Cisco Systems, Inc.	1,027,420	56,919,068	Producers—0.9%
Motorola Solutions,			NRG Energy, Inc.	745,860	25,463,660
Inc.	303,560	50,378,818	Total Common Stocks
		107,297,886	(Cost $2,111,908,644)		2,847,536,134
IT Services—7.1%
Accenture plc, Cl. A	262,790	50,608,098
Fidelity National			Investment Company—2.2%
Information			Invesco
Services, Inc.	153,090	20,399,243	Oppenheimer
Mastercard, Inc. ,			Institutional
Cl. A	249,420	67,909,583	Government Money
			Market Fund, Cl.
Visa, Inc. , Cl. A	366,290	65,199,620	IN, 2.29%[2] (Cost
		204,116,544	$63,418,627)	63,418,627	63,418,627
Semiconductors & Semiconductor
Equipment—3.6%			Total
Applied Materials,			Investments,
Inc.	616,230	30,423,275	at Value (Cost
ASML Holding NV	100,370	22,363,440	$2,175,327,271)	101.7%	2,910,954,761
Texas Instruments,			Net Other Assets
Inc.	410,740	51,346,607	(Liabilities)	(1.7)	(48,429,924)
		104,133,322	Net Assets	100.0%	$ 2,862,524,837
Software—8.3%
Intuit, Inc.	227,270	63,024,244
Microsoft Corp.	1,285,402	175,161,730
		238,185,974
Technology Hardware, Storage &
Peripherals—5.3%
Apple, Inc.	627,430	133,667,687

2 INVESCO OPPENHEIMER RISING DIVIDENDS FUND

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

3 INVESCO OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$315,933,427	$ 29,898,485	$ —	$ 345,831,912
Consumer Staples	56,780,781	27,944,551	—	84,725,332
Energy	173,681,760	—	—	173,681,760
Financials	642,929,668	—	—	642,929,668
Health Care	328,550,648	27,437,067	—	355,987,715
Industrials	234,886,293	27,877,789	—	262,764,082
Information Technology	804,011,862	—	—	804,011,862
Materials	58,068,719	—	—	58,068,719
Utilities	119,535,084	—	—	119,535,084
Investment Company	63,418,627	—	—	63,418,627
Total Assets	$ 2,797,796,869	$ 113,157,892	$ —	$ 2,910,954,761

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4 INVESCO OPPENHEIMER RISING DIVIDENDS FUND